Performance Management	Jul. 04, 2026
Polen Dividend Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

It is currently contemplated that before the Fund commences operation, substantially all of the assets of the Polen Dividend Income ETF, a series of Elevation Series Trust (the “Predecessor Fund”) will be transferred to the Fund in a tax-free reorganization (the “Reorganization”). If approved by shareholders of the Predecessor Fund, the Reorganization is expected to occur in the third quarter of 2026. Accordingly, the Fund is the successor to the Predecessor Fund, and the performance information shown is that of the Predecessor Fund. The Fund has an investment objective, strategies and policies substantially the same as the Predecessor Fund. The performance of the Predecessor Fund reflects performance of its predecessor fund, the Opal Dividend Income ETF (the "Prior Predecessor Fund") prior to June 13, 2025. The Prior Predecessor Fund was a series of the Listed Funds Trust, a Delaware statutory trust. The Prior Predecessor Fund underwent a tax-free reorganization for federal income tax purposes and, as a result of the reorganization, it became a new series as the Predecessor Fund in the Elevation Series Trust. The Prior Predecessor Fund had an investment objective, strategies and policies that were, in all material respects, the same as those of the Predecessor Fund. The Predecessor Fund was intended to be and operated as a continuation of the Prior Predecessor Fund.

The bar chart below illustrates the performance of the Predecessor Fund, which has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions.

The performance table below shows how the Predecessor Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of a broad measure of market performance. The performance information that follows reflects the performance of the investment adviser to the Predecessor Fund. The Adviser served as the sub-adviser of the Prior Predecessor Fund and the Predecessor Fund, but the Prior Predecessor Fund and the Predecessor Fund had a different investment adviser than the Fund. The returns shown below were generated under the management of the former investment adviser. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end will be available on the Fund's website at www.pathfinderetfs.com.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below illustrates the performance of the Predecessor Fund, which has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]

The calendar year-to-date return of the Predecessor Fund as of March 31, 2026 was 3.21%. During the periods shown in the bar chart, the highest return for a quarter was 13.04% during the quarter ended December 31, 2022 and the lowest return for a quarter was -6.91% during the quarter ended June 30, 2022.

Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.pathfinderetfs.com
Polen Dividend Income ETF | Polen Dividend Income ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	3.21%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	13.04%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(6.91%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Polen International Dividend Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

It is currently contemplated that before the Fund commences operation, substantially all of the assets of the Polen International Dividend Income ETF, a series of Elevation Series Trust (the “Predecessor Fund”) will be transferred to the Fund in a tax-free reorganization (the “Reorganization”). If approved by shareholders of the Predecessor Fund, the Reorganization is expected to occur in the third quarter of 2026. Accordingly, the Fund is the successor to the Predecessor Fund, and the performance information shown is that of the Predecessor Fund. The Fund has an investment objective, strategies and policies substantially the same as the Predecessor Fund.

The bar chart below illustrates the performance of the Predecessor Fund, which has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions.

The performance table below shows how the Predecessor Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of a broad measure of market performance. The performance information that follows reflects the performance of the investment adviser to the Predecessor Fund. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end will be available on the Fund's website at www.pathfinderetfs.com.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart below illustrates the performance of the Predecessor Fund, which has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Total Returns
Bar Chart Closing [Text Block]

The calendar year-to-date return of the Predecessor Fund as of March 31, 2026 was 6.74%. During the periods shown in the bar chart, the highest return for a quarter was 11.62% during the quarter ended March 31, 2025 and the lowest return for a quarter was 3.53% during the quarter ended December 31, 2025.

Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.pathfinderetfs.com
Polen International Dividend Income ETF | Polen International Dividend Income ETF Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	6.74%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	11.62%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	3.53%
Lowest Quarterly Return, Date	Dec. 31, 2025